Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

P
AY
V
ERSUS
P
ERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
w
e
a
re providing the following information regarding the relationship between executive “compensation actually paid” and certain financial performance of the Company. The RemCo does not utilize compensation actually paid as the basis for making compensation decisions. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (Robert Gamgort) (1)	Compensation Actually Paid to PEO (Robert Gamgort) (2)	Summary Compensation Table Total for PEO (Ozan Dokmecioglu) (1)	Compensation Actually Paid to PEO (Ozan Dokmecioglu) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (7)	Adjusted Operating Income (8)
2022	12,486,492	12,970,246	16,663,492	(22,473,209)	5,088,351	2,821,000	131.17	118.11	1,436	3,538
2021	7,772,521	17,501,205	—	—	6,759,279	7,522,595	132.80	118.64	2,146	3,421
2020	22,510,536	40,340,240	—	—	14,615,711	19,446,817	113.03	102.93	1,325	3,191

(1)
The dollar amounts reported in the Summary Compensation Table Total for PEO (Principal Executive Officer) columns are the amounts reported for Robert Gamgort (the Company’s Chief Executive Officer for 2020, 2021 and portions of 2022) and Ozan Dokmecioglu (the Company’s Chief Executive Officer for a portion of 2022) for each of the corresponding years in the Total column of the in our Summary Compensation Table. See “Executive Compensation Tables – Summary Compensation Table”.

(2)
The dollar amounts reported in the Compensation Actually Paid to PEO columns represent the amount of “compensation actually paid” to Messrs. Gamgort and Dokmecioglu, as applicable, as computed in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or received by such PEOs. In accordance with these rules, these amounts reflect the Total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated consistent with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to Robert Gamgort	2022	2021	2020
Summary Compensation Table Total	12,486,492	7,772,521	22,510,536
Less, value of Stock Awards reported in Summary Compensation Table	(9,182,281)	(4,297,860)	(18,334,997)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	8,528,066	5,351,401	20,992,192
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	971,676	2,774,744	15,172,509
Plus (less), year-over-year change in fair value of equity awards granted in prior years that vested in the year	166,293	5,900,399	—
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Compensation Actually Paid to Robert Gamgort	12,970,246	17,501,205	40,340,240

Compensation Actually Paid to Ozan Dokmecioglu	2022
Summary Compensation Table Total	16,663,492
Less, value of Stock Awards reported in Summary Compensation Table	(15,795,752)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	—
Plus (less), year-over-year change in fair value of equity awards granted in prior years that vested in the year	85,054
Less, prior year-end fair value for any equity awards forfeited in the year	(23,426,003)
Compensation Actually Paid to Ozan Dokmecioglu	(22,473,209)

(3)
The dollar amounts reported in the Average Summary Compensation Table Total for
Non-PEO
NEOs column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Gamgort in 2020, 2021 and 2022 and Mr. Dokmecioglu in 2022) in the Total column of the Summary Compensation Table in each applicable year. The NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Sudhanshu Priyadarshi, Mauricio Leyva, Andrew Archambault, Roger Johnson, George Lagoudakis and Tony Milikin; (ii) for 2021, Ozan Dokmecioglu, Mauricio Leyva, Tony Milikin, Fernando Cortes and Justin Whitmore; and (iii) for 2020, Ozan Dokmecioglu, Mauricio Leyva, Derek Hopkins and Fernando Cortes.

(4)
The dollar amounts reported in the Average Compensation Actually Paid to
Non-PEO
NEOs column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Gamgort in 2020, 2021 and 2022 and Mr. Dokmecioglu in 2022), as computed in accordance with Item 402(v) of Regulation
S-K.
In accordance with these rules, these amounts reflect Total Compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	5,088,351	6,759,279	14,615,711
Less, average value of Stock Awards reported in Summary Compensation Table	(2,803,426)	(4,603,241)	(11,950,024)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	2,380,127	4,599,879	14,268,554
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(107,741)	1,694,227	2,512,576
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	5,379	531,036	—
Less, prior year-end fair value for any equity awards forfeited in the year	(1,741,690)	(1,458,585)	—
Average Compensation Actually Paid to Non-PEO NEOs	2,821,000	7,522,595	19,446,817

(5)
Total Shareholder Return (TSR) assumes an initial $100 investment in KDP stock beginning on
D
ecember 31, 2019. TSR is cumulative, with the value determined at the end of each applicable fiscal year shown, calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

(6)
Peer Group Total Shareholder Return represents the weighted peer group TSR, which is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s Compensation Peer Group discussed in “Compensation Discussion and Analysis” above: Anheuser-Busch InBev SA/NV, Campbell Soup Company, Chocoladefabriken Lindt & Sprungli AG, The Coca-Cola Company, Danone, Diageo plc, The Hershey Company, Kellogg Company, The Kraft Heinz Company, McCormick & Company, Incorporated, Mondelēz International, Inc., Nestle S.A., PepsiCo, Inc., The Procter & Gamble Company, Reckitt Benckiser Group plc and Unilever PLC.

(7)	The dollar amounts reported represent the amount of net income, in millions, reflected in the Company’s audited financial statements for the applicable year.

(8)
The dollar amounts reported represent the amount of Adjusted operating income, in millions. Please refer to Appendix A to this Proxy Statement for a description and reconciliation of this non-GAAP compensation performance measure relative to the reported GAAP financial measure.

Company Selected Measure Name	Adjusted operating income
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in the Average Summary Compensation Table Total for
Non-PEO
NEOs column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Gamgort in 2020, 2021 and 2022 and Mr. Dokmecioglu in 2022) in the Total column of the Summary Compensation Table in each applicable year. The NEOs included for these purposes in each applicable year are as follows: (i) for 2022, Sudhanshu Priyadarshi, Mauricio Leyva, Andrew Archambault, Roger Johnson, George Lagoudakis and Tony Milikin; (ii) for 2021, Ozan Dokmecioglu, Mauricio Leyva, Tony Milikin, Fernando Cortes and Justin Whitmore; and (iii) for 2020, Ozan Dokmecioglu, Mauricio Leyva, Derek Hopkins and Fernando Cortes.

Peer Group Issuers, Footnote [Text Block]	Peer Group Total Shareholder Return represents the weighted peer group TSR, which is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s Compensation Peer Group discussed in “Compensation Discussion and Analysis” above: Anheuser-Busch InBev SA/NV, Campbell Soup Company, Chocoladefabriken Lindt & Sprungli AG, The Coca-Cola Company, Danone, Diageo plc, The Hershey Company, Kellogg Company, The Kraft Heinz Company, McCormick & Company, Incorporated, Mondelēz International, Inc., Nestle S.A., PepsiCo, Inc., The Procter & Gamble Company, Reckitt Benckiser Group plc and Unilever PLC.
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid to Robert Gamgort	2022	2021	2020
Summary Compensation Table Total	12,486,492	7,772,521	22,510,536
Less, value of Stock Awards reported in Summary Compensation Table	(9,182,281)	(4,297,860)	(18,334,997)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	8,528,066	5,351,401	20,992,192
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	971,676	2,774,744	15,172,509
Plus (less), year-over-year change in fair value of equity awards granted in prior years that vested in the year	166,293	5,900,399	—
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—
Compensation Actually Paid to Robert Gamgort	12,970,246	17,501,205	40,340,240

Compensation Actually Paid to Ozan Dokmecioglu	2022
Summary Compensation Table Total	16,663,492
Less, value of Stock Awards reported in Summary Compensation Table	(15,795,752)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	—
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	—
Plus (less), year-over-year change in fair value of equity awards granted in prior years that vested in the year	85,054
Less, prior year-end fair value for any equity awards forfeited in the year	(23,426,003)
Compensation Actually Paid to Ozan Dokmecioglu	(22,473,209)

Non-PEO NEO Average Total Compensation Amount	$ 5,088,351	$ 6,759,279	$ 14,615,711
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,821,000	7,522,595	19,446,817
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	5,088,351	6,759,279	14,615,711
Less, average value of Stock Awards reported in Summary Compensation Table	(2,803,426)	(4,603,241)	(11,950,024)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	2,380,127	4,599,879	14,268,554
Plus, average fair value as of vesting date of equity awards granted and vested in the year	—	—	—
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	(107,741)	1,694,227	2,512,576
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	5,379	531,036	—
Less, prior year-end fair value for any equity awards forfeited in the year	(1,741,690)	(1,458,585)	—
Average Compensation Actually Paid to Non-PEO NEOs	2,821,000	7,522,595	19,446,817

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted Operating Income
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail under “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance
philosophy that aligns executive and stockholder interests. For the most recently completed fiscal year, the financial performance measures that most closely link Company performance to compensation actually paid to the Company’s NEOs include:

◾	Adjusted operating income (Company-selected measure)

◾	Constant currency adjusted diluted EPS growth

◾	Constant currency adjusted operating income growth

◾	Constant currency net sales growth

◾	Free cash flow conversion

Total Shareholder Return Amount	$ 131.17	132.8	113.03
Peer Group Total Shareholder Return Amount	118.11	118.64	102.93
Net Income (Loss)	$ 1,436,000,000	$ 2,146,000,000	$ 1,325,000,000
Company Selected Measure Amount	3,538,000,000	3,421,000,000	3,191,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income (Company-selected measure)
Non-GAAP Measure Description [Text Block]	The dollar amounts reported represent the amount of Adjusted operating income, in millions. Please refer to Appendix A to this Proxy Statement for a description and reconciliation of this non-GAAP compensation performance measure relative to the reported GAAP financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Constant currency adjusted diluted EPS growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Constant currency adjusted operating income growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Constant currency net sales growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Free cash flow conversion
Robert Gamgort [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 12,486,492	$ 7,772,521	$ 22,510,536
PEO Actually Paid Compensation Amount	$ 12,970,246	17,501,205	40,340,240
PEO Name	Robert Gamgort
Ozan Dokmecioglu [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 16,663,492
PEO Actually Paid Compensation Amount	$ (22,473,209)
PEO Name	Ozan Dokmecioglu
PEO [Member] | Robert Gamgort [Member] | yearend fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,528,066	5,351,401	20,992,192
PEO [Member] | Robert Gamgort [Member] | Summary Compensation Table for Stock Awards reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,182,281)	(4,297,860)	(18,334,997)
PEO [Member] | Robert Gamgort [Member] | yearoveryear change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	166,293	5,900,399
PEO [Member] | Robert Gamgort [Member] | yearoveryear change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	971,676	2,774,744	15,172,509
PEO [Member] | Ozan Dokmecioglu [Member] | Summary Compensation Table for Stock Awards reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,795,752)
PEO [Member] | Ozan Dokmecioglu [Member] | yearoveryear change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	85,054
PEO [Member] | Ozan Dokmecioglu [Member] | prior yearend fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,426,003)
Non-PEO NEO [Member] | yearend fair value of outstanding and unvested equity awards granted in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,380,127	4,599,879	14,268,554
Non-PEO NEO [Member] | Summary Compensation Table for Stock Awards reported [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,803,426)	(4,603,241)	(11,950,024)
Non-PEO NEO [Member] | yearoveryear change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,379	531,036
Non-PEO NEO [Member] | yearoveryear change in fair value of outstanding and unvested equity awards granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(107,741)	1,694,227	$ 2,512,576
Non-PEO NEO [Member] | prior yearend fair value for any equity awards forfeited in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,741,690)	$ (1,458,585)